OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 9 – OPTIONS AND WARRANTS

Options

On October 19, 2012, the Company’s Board of Directors approved the 2012 Equity Incentive Plan (“the “Plan) and terminated the Long-Term Incentive Plan (the “2011 Plan”). The Plan provides for the issuance of options to purchase up to 15,186,123 (as amended) shares of the Company’s common stock to officers, directors, employees and consultants of the Company (as amended). Under the terms of the Plan the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company or a committee thereof administers the Plan and determines the exercise price, vesting and expiration period of the grants under the Plan.

However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on the quoted market price or in absence of such quoted market price, by the administrator in good faith.

Additionally, the vesting period of the grants under the Plan will be determined by the administrator, in its sole discretion, with an expiration period of not more than ten years.

The following table presents information related to stock options at March 31, 2018:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	3,545,540	7.2	2,483,540
2.01-3.00	4,384,779	3.4	4,384,779
3.01-4.00	300,000	7.0	300,000
	8,230,319	5.2	7,168,319

A summary of the stock option activity and related information for the 2012 Plan for the three months ended March 31, 2018 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2017	8,510,319	$2.11	5.2	$27,045
Grants	50,000	$1.42	10.0	$-
Exercised	-
Canceled	(330,000)	1.66
Outstanding at March 31, 2018	8,230,319	$2.12	5.2	$158,930
Exercisable at March 31, 2018	7,168,319	$2.20	4.7	$104,305

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $1.57 as of March 31, 2018, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.  The fair value of stock-based payment awards during the three months ended March 31, 2018 and 2017 was estimated using the Black-Scholes pricing model.

On February 15, 2018, the Company granted 50,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.42 per share for a term of ten years with vesting immediately.

The following assumptions were used in determining the fair value of employee options for the three months ended March 31, 2018:

Risk-free interest rate	2.65%
Dividend yield	0%
Stock price volatility	94.10%
Expected life	5 years
Weighted average grant date fair value	$1.01

The fair value of all options vesting during the three months ended March 31, 2018 and 2017 of $246,710 and $42,984, respectively, was charged to current period operations.  Unrecognized compensation expense of $783,894 and $979,812 at March 31, 2018 and December 31, 2017, respectively, will be expensed in future periods.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at March 31, 2018:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	7,615,982	February 2018 to May 2021
$1.75	500,000	August 2021
$1.84	35,076	January 2020
$1.95	1,689,026	October 2018 to September 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	12,237,628

On January 5, 2018, the Company issued 100,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring on January 5, 2021, in connection with the sale of the Company’s common stock.

On February 14, 2018, the Company entered into a consent agreement with the holders of the Company’s Series D Convertible Preferred Stock.  Pursuant to the consent, the Series D Holders consented to the Series E Preferred Stock transaction and are entitled at any time on or before April 17, 2018, to elect to receive the more favorable terms of the transaction.  In consideration for their entry into the consent, the Company issued to the Series D Holders warrants to purchase up to an aggregate of 100,000 shares of common stock.  The consent warrants are exercisable immediately and expire on February 14, 2021, and have an exercise price of $1.50 per share. The warrants contain certain anti-dilutive provisions (see Note 8).

On February 16, 2018, the Company issued an aggregate of 500,000 warrants to purchase the Company’s common stock at $1.75 per share, expiring on August 16, 2021, in connection with the sale of the Company’s Series E preferred stock.  The warrants contain certain anti-dilutive provisions (see Note 8).

A summary of the warrant activity for the three months ended March 31, 2018 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2017	12,789,086	$1.82	1.7	$551,636
Grants	700,000	$1.68	3.0	-
Exercised	-
Expired	(1,251,458)	$1.50	-	-
Outstanding at March 31, 2018	12,237,628	$1.85	1.7	$1,134,548

Vested and expected to vest at March 31, 2018	12,237,628	$1.85	1.7	$1,134,548
Exercisable at March 31, 2018	12,237,628	$1.85	1.7	$1,134,548

NOTE 9 – OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS

Options

On October 19, 2012, the Company’s Board of Directors approved the 2012 Equity Incentive Plan (“the “Plan) and terminated the Long-Term Incentive Plan (the “2011 Plan”). The Plan provides for the issuance of options to purchase up to 15,186,123 (as amended) shares of the Company’s common stock to officers, directors, employees and consultants of the Company (as amended). Under the terms of the Plan the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company or a committee thereof administers the Plan and determines the exercise price, vesting and expiration period of the grants under the Plan.

However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on the quoted market price or in absence of such quoted market price, by the administrator in good faith.

Additionally, the vesting period of the grants under the Plan will be determined by the administrator, in its sole discretion, with an expiration period of not more than ten years. The Company reserved 227,388 shares of its common stock for future issuance under the terms of the Plan.

During the year ended December 31, 2016, the Company granted an aggregate of 750,000, net of 100,000 canceled, options to officers, directors and key consultants.

During the year ended December 31, 2016, the Company granted an aggregate of 723,545 stock grants to officers, employees and key consultants under the plan. See Note 8.

During the year ended December 31, 2017, the Company granted an aggregate of 1,680,898 options to officers, directors and key consultants.

During the year ended December 31, 2017, the Company granted an aggregate of 2,009,750 stock grants to officers, employees and key consultants under the plan. See Note 8.

The following table presents information related to stock options at December 31, 2017:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	3,825,540	6.8	$2,662,707
2.01-3.00	4,384,779	3.7	4,384,779
3.01-4.00	300,000	7.3	300,000
	8,510,319	5.2	7,347,486

A summary of the stock option activity and related information for the 2012 Plan for the years ended December 31, 2017 and 2016 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2016	7,780,190	$2.30	6.4	$-
Grants	905,000	1.71	10.0	$-
Exercised	-		-	-
Canceled	(440,000)	2.24		-
Outstanding at December 31, 2016	8,245,190	$2.24	5.7	$-
Grants	1,680,898	1.50	10.0	$-
Exercised	-
Canceled	(1,415,769)	$2.17
Outstanding at December 31, 2017	8,510,319	$2.11	5.2	$27,045
Exercisable at December 31, 2017	7,347,486	$2.19	4.8	$25,394

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $1.44 as of December 31, 2017, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.  The fair value of stock-based payment awards during the years ended December 31, 2017 and 2016 was estimated using the Black-Scholes pricing model.

On May 18, 2016, the Company granted an aggregate of 685,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.84 per share for a term of ten years, vesting immediately. In September 2016, the Company issued 83,545 shares of its common stock in exchange for 100,000 common stock options previously issued in May 2016 under the terms of its 2012 Equity Plan.  The equality of the fair value was determined using the Black Scholes option pricing model with the following assumptions:  dividend yield: 0%; volatility: 122.82%; risk free rate: 1.08%, term: 5 years and fair value of the Company’s common stock: $1.84.

On August 24, 2016, the Company granted 65,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.33 per share for a term of ten years with 12,500 vesting immediately; 37,500 vesting quarterly beginning September 14, 2016 through December 14, 2017 and 15,000 performance contingent.

On December 22, 2016, the Company granted an aggregate of 150,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.36 per share for a term of ten years with vesting immediately.

On December 29, 2016, the Company granted 5,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.35 per share for a term of ten years with vesting immediately.

The following assumptions were used in determining the fair value of employee and vesting non-employee options during the year ended December 31, 2016:

Risk-free interest rate	1.08% - 2.04%
Dividend yield	0%
Stock price volatility	109.3% to 122.82%
Expected life	5 – 10 years
Weighted average grant date fair value	$1.47

On February 8, 2017, the Company granted an aggregate of 130,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.55 per share for a term of ten years with vesting immediately.

On November 8, 2017, the Company granted 200,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.57 per share for a term of ten years with 50,000 vesting immediately and 50,000 vesting each anniversary through November 8, 2020.

On November 8, 2017, the Company granted 475,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.57 per share for a term of ten years with 237,500 vesting immediately and 237,500 at one year anniversary.

On November 24, 2017, the Company granted 50,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.45 per share for a term of ten years, vesting immediately.

On November 24, 2017, the Company granted 420,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.45 per share for a term of ten years with 120,000 vesting immediately; 50,000 vesting on two year anniversary and 250,000 performance contingent.

On November 24, 2017, the Company granted 300,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.50 per share for a term of ten years with 150,000 vesting immediately and 150,000 performance contingent.

On December 22, 2017, the Company granted 105,898 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.37 per share for a term of ten years, vesting immediately.

The following assumptions were used in determining the fair value of employee and vesting non-employee options during the year ended December 31, 2017:

Risk-free interest rate	2.01% - 2.34%
Dividend yield	0%
Stock price volatility	95.72% to 107.17%
Expected life	5 – 10 years
Weighted average grant date fair value	$1.17

The fair value of all options vesting during the year ended December 31, 2017 and 2016 of $1,269,591 and $2,801,948, respectively, was charged to current period operations.  Unrecognized compensation expense of $979,812 and $310,817 at December 31, 2017 and 2016, respectively, will be expensed in future periods.

Restricted Stock

The following table summarizes the restricted stock activity for the two years ended December 31, 2017:

Restricted shares issued as of January 1, 2016	175,000
Granted	180,000
Vested	(220,000)
Total restricted shares issued as of December 31, 2016	135,000
Granted	-
Vested	(135,000)
Vested restricted shares as of December 31, 2017	-
Unvested restricted shares as of December 31, 2017	-

On September 7, 2016, the Company granted 180,000 restricted stock units (“RSU”) to a consultant vesting monthly over one year beginning October 7, 2016.

Stock based compensation expense related to restricted stock grants was $93,261 and $213,174 for the years ended December 31, 2017 and 2016, respectively. As of December 31, 2017, the stock-based compensation relating to restricted stock of $-0- remains unamortized.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at December 31, 2017:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	8,667,440	February 2018 to May 2021
$1.84	35,076	January 2020
$1.95	1,689,026	October 2018 to September 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	12,789,086

On February 9, 2016, the Company issued 25,000 warrants to purchase the Company’s common stock at $1.95 per share, expiring on February 9, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued 6,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring February 9, 2019 for placement agent services.

On March 9, 2016, the Company issued an aggregate of 100,000 warrants to purchase the Company’s common stock at $1.95 per share, expiring on March 9, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued 12,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring March 9, 2019 for placement agent services.

On April 1, 2016, the Company issued an aggregate of 100,327 warrants to purchase the Company’s common stock at $1.95 per share, expiring on April 1, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued 18,040 warrants to purchase the Company’s common stock at $1.50 per share, expiring April 1, 2019 for placement agent services.

On April 19, 2016, the Company issued an aggregate of 84,980 warrants to purchase the Company’s common stock at $1.95 per share, expiring on April 19, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued 17,996 warrants to purchase the Company’s common stock at $1.50 per share, expiring April 19, 2019 for placement agent services.

On April 29, 2016, the Company issued an aggregate of 567,866 warrants to purchase the Company’s common stock at $1.95 per share, expiring on April 29, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued an aggregate of 96,256 warrants to purchase the Company’s common stock at $1.50 per share, expiring between October 23, 2018 through April 29, 2019 for placement agent services.

On June 1, 2016, the Company issued an aggregate of 38,572 warrants to purchase the Company’s common stock at $2.10 per share, expiring on June 1, 2019, in connection with the sale of the Company’s common stock.

On August 30, 2016, the Company issued an aggregate of 152,513 warrants to purchase the Company’s common stock at $1.95 per share, expiring on August 30, 2019, in connection with the sale of the Company’s common stock.

On September 19, 2016, the Company issued an aggregate of 35,000 warrants to purchase the Company’s common stock at $1.95 per share, expiring on September 19, 2019, in connection with the sale of the Company’s common stock.

On October 28, 2016, the Company issued an aggregate of 173,284 warrants to purchase the Company’s common stock at $1.50 per share, expiring on October 28, 2019, in connection with the sale of the Company’s common stock.

On November 23, 2016, the Company issued an aggregate of 50,002 warrants to purchase the Company’s common stock at $1.50 per share, expiring on November 23, 2019, in connection with the sale of the Company’s common stock

On December 16, 2016, the Company issued an aggregate of 456,668 warrants to purchase the Company’s common stock at $1.50 per share, expiring on December 16, 2019, in connection with the sale of the Company’s common stock

On December 22, 2016, the Company issued an aggregate of 115,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring on December 22, 2019, in connection with the sale of the Company’s common stock

On February 9, 2017, the Company exchanged 38,572 warrants with an exercise price of $2.10 with 45,001 warrants with an exercise price of $1.50, all other terms and conditions the same, to 2016 investors to adjust offered terms in connection with the Company’s equity raise with other investors.

On February 10, 2017, the Company issued an aggregate of 300,628 warrants to purchase the Company’s common stock at $1.50 per share, expiring on February 10, 2020, in connection with the sale of the Company’s common stock.

On March 10, 2017, the Company issued an aggregate of 197,159 warrants to purchase the Company’s common stock at $1.50 per share, expiring on March 10, 2020, in connection with the sale of the Company’s common stock.

On March 15, 2017, the Company issued 630,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring on March 15, 2020, to Mayo Foundation in connection with a know-how licensing agreement (See Note 10). The fair value of the of the issued warrants of $543,927, determined using the Black-Scholes option model with an estimated volatility of 105.22%, risk free rate of 1.599%, dividend yield of -0- and fair value of the Company’s common stock of $1.37, was charged to current period operations as acquired research and development.

On March 31, 2017, the Company issued an aggregate of 157,250 warrants to purchase the Company’s common stock at $1.50 per share, expiring on March 31, 2020, in connection with the sale of the Company’s common stock.

On April 6, 2017, the Company issued an aggregate of 288,300 warrants to purchase the Company’s common stock at $1.50 per share, expiring on April 6, 2020, in connection with the sale of the Company’s common stock.

On May 5, 2017, the Company issued an aggregate of 6,667 warrants to purchase the Company’s common stock at $1.50 per share, expiring on May 5, 2020, in connection with the sale of the Company’s common stock.

On May 17, 2017, the Company issued an aggregate of 186,957 warrants to purchase the Company’s common stock at $1.50 per share, expiring on May 17, 2020, for placement agent services in connection with the sale of the Company’s common stock.

On June 20, 2017, the Company issued 10,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring on June 20, 2020, in connection with the sale of the Company’s common stock.

On June 30, 2017, the Company issued an aggregate of 108,334 warrants to purchase the Company’s common stock at $1.50 per share, expiring on June 30, 2020, in connection with the sale of the Company’s common stock.

On July 13, 2017, the Company issued an aggregate of 133,501 warrants to purchase the Company’s common stock at $1.50 per share, expiring on July 13, 2020, in connection with the sale of the Company’s common stock.

On August 18, 2017, the Company issued an aggregate of 175,500 warrants to purchase the Company’s common stock at $1.50 per share, expiring on August 18, 2020, in connection with the sale of the Company’s common stock.

On September 18, 2017, the Company issued an aggregate of 51,668 warrants to purchase the Company’s common stock at $1.50 per share, expiring on September 18, 2020, in connection with the sale of the Company’s common stock.

On October 11, 2017, the Company issued an aggregate of 193,334 warrants to purchase the Company’s common stock at $1.50 per share, expiring on October 11, 2020, in connection with the sale of the Company’s common stock.

On November 3, 2017, the Company issued an aggregate of 667,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring on May 3, 2021, in connection with the sale of the Company’s Series D preferred stock.  The warrants contain certain anti-dilutive provisions (see Note 8).

On November 3, 2017, the Company issued an aggregate of 780,506 warrants to purchase the Company’s common stock at $1.50 per share, expiring on November 3, 2020 in exchange for the return and cancellation of previous issued 780,505 warrants.  The transaction was in connection with the sale of the Series D preferred stock.  Both the issued and canceled warrants contain certain anti-dilutive provisions (see Note 8).

On November 6, 2017, the Company issued an aggregate of 206,668 warrants to purchase the Company’s common stock at $1.50 per share, expiring on November 6, 2020, in connection with the sale of the Company’s common stock.

On November 6, 2017, due to certain anti-dilutive provisions embedded in the November 3, 2017 warrants issued in connection with the sale of Series D preferred stock (see above), exercise price of the previously issued 667,000 warrants were reset to $1.50 and an additional 111,167 warrants were issued with an exercise price of $1.50 per share, expiring May 3, 2021.

On December 29, 2017, the Company issued an aggregate of 230,334 warrants to purchase the Company’s common stock at $1.50 per share, expiring on December 29, 2020, in connection with the sale of the Company’s common stock.

Stock based compensation related to warrants issued for services was $0 and $56,931 for the years ended December 31, 2017 and 2016, respectively.

A summary of the warrant activity for the years ended December 31, 2017 and 2016 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2016	7,078,685	$2.02	3.0	497,933
Grants	2,049,504	$1.74	2.5	-
Exercised	-		$-	-
Canceled	-		$-	-
Outstanding at December 31, 2016	9,128,189	$1.96	2.1	$494,099
Grants	4,479,974	1.50	3.0	-
Exercised	-
Canceled	(819,077)	$1.50
Outstanding at December 31, 2017	12,789,086	$1.82	1.7	$551,636

Vested and expected to vest at December 31, 2017	12,789,086	$1.82	1.7	$551,636
Exercisable at December 31, 2017	12,789,086	$1.82	1.7	$551,636

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price of $1.44 as of December 31, 2017, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.